Note 1 - Organization and Nature of Business (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 15, 2021 USD ($)	Nov. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Number of Reportable Segments						1		1
License Agreement and Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		11,111,111
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 0.45
Proceeds from Issuance or Sale of Equity		$ 5,000
Proceeds from Issuance or Sale of Equity, Net		$ 5,000
The March 2025 ATM [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares								382,700
Proceeds from Issuance or Sale of Equity								$ 200
Open Market Sale Agreement, Maximum Aggregate Offering Price			$ 50,000					$ 50,000
Open Market Sale Agreement, Sales Commission, Percentage			3.00%					3.00%
Proceeds from Issuance of Common Stock								$ 100
June 2024 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				50,000,000			50,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 0.8			$ 0.8
Proceeds from Issuance or Sale of Equity							$ 40,000
Proceeds from Issuance of Common Stock				$ 37,500			$ 37,500	0	$ 37,545
RA Capital Healthcare Fund 2024 [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					15,384,615
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 0.65
Proceeds from Issuance of Common Stock					$ 9,900			$ 0	$ 9,945
Gross Proceeds from Issuance of Common Stock					$ 10,000
The September 2021 ATM [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares									7,719,641
Proceeds from Issuance or Sale of Equity									$ 9,100
Open Market Sale Agreement, Maximum Aggregate Offering Price	$ 100,000
Open Market Sale Agreement, Sales Commission, Percentage	3.00%
Proceeds from Issuance of Common Stock									$ 8,800